Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

19.  Income taxes

The Income taxes recognized in net income (loss) and comprehensive income (loss) are comprised of the following:

	December 31, 2025	December 31, 2024
	$	$
Current tax expense	1,149	2,078
Deferred tax expense	51	547

Income tax expense	1,200	2,625

Provision for income taxes

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income before income taxes due to the following:

	December 31, 2025	December 31, 2024
	$	$
Income before income taxes	5,886	976
Statutory tax rate	26.5%	26.5%

Expected income tax expense based on statutory rate	1,560	259
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	(1,770)	414
Permanent differences	528	567
Change in benefit of tax assets not recognized	736	739
Foreign exchange and other	146	646

Income tax expense	1,200	2,625

Recognized deferred tax asset and liabilities

	December 31, 2025	December 31, 2024
	$	$
Royalty interests - Australia	(5,477)	(5,426)

Total	(5,477)	(5,426)

Unrecognized deferred tax assets

As at December 31, 2025, the Company had temporary differences with a non-tax benefit of $18,453 (December 31, 2024: $10,862), which are not recognized as deferred tax assets. Management believes that it is not probable that sufficient taxable profits will be available in future years to allow the benefit of the following deferred tax assets to be utilized. The following table summarizes the composition of the Company’s unrecognized deductible temporary differences:

	December 31, 2025	December 31, 2024
	$	$
Non-capital losses – Canada	11,830	9,234
Non-capital losses – USA	964	277
Net-capital losses – Australia	113	113
Royalty interests	1,290	-
Financing costs	4,256	1,238

Total	18,453	10,862

Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investment in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2025, is $21,803 (December 31, 2024: $18,357). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that such temporary differences associated with investments in subsidiaries will reverse in the foreseeable future.

Tax loss carryforwards

As at December 31, 2025, the Company has deductible Canadian non-capital tax losses of $11,830 related to the Company’s Canadian parent and subsidiary, with non-capital tax losses expiring between the years 2038 and 2045, $964 from the Company’s United States subsidiary, and $nil from the Company’s Australian subsidiary. The Company’s Cayman Islands subsidiary has a tax rate of 0%; therefore, there is no deductible temporary difference that can apply.